CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Revenues	$ 295,393	$ 364,050	$ 343,475
Commissions	(10,992)	(14,332)	(14,444)
Net revenues	284,401	349,718	329,031
EXPENSES:
Voyage expenses	(21,666)	(9,969)	(9,753)
Vessel operating expenses	(89,201)	(80,211)	(72,049)
Depreciation and amortization	(54,129)	(49,518)	(52,364)
General and administrative expenses
Company administration expenses	(4,564)	(4,079)	(3,277)
Early redelivery income, net	0	0	7,470
Other operating expense	(1,869)	(3,570)	0
Gain on sale of assets	10,375	0	11,579
Operating income	104,148	184,648	191,416
OTHER (EXPENSE)/INCOME:
Interest expense	(24,707)	(17,138)	(14,719)
Other finance cost	(756)	(1,353)	(798)
Interest income	2,497	783	69
Gain on derivatives	523	8,723	2,188
Foreign currency loss	(1,873)	(1,101)	(910)
Amortization and write-off of deferred finance charges	(2,481)	(2,008)	(2,898)
Net income	77,351	172,554	174,348
Less preferred dividend attributable to preferred shareholders	8,000	8,978	11,064
Plus mezzanine equity measurement	0	0	(271)
Net income available to common shareholders	$ 69,351	$ 163,576	$ 163,555
Earnings/(loss) per share, basic (in USD per share)	$ 0.61	$ 1.36	$ 1.44
Earnings/(loss) per share, diluted (in USD per share)	$ 0.61	$ 1.36	$ 1.44
Weighted average number of shares, basic (in shares)	113,619,092	120,653,507	113,716,354
Weighted average number of shares, diluted (in shares)	113,619,092	120,653,507	113,716,354
Related party
General and administrative expenses
Management fee to related parties	$ (19,199)	$ (17,723)	$ (19,221)